Cover Page	Sep. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2022
Entity Registrant Name	EHEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33071
Entity Tax Identification Number	56-2357876
Entity Address, Address Line One	2625 AUGUSTINE DRIVE, SUITE 150
Entity Address, City or Town	SANTA CLARA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	650
Local Phone Number	210-3150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EHTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001333493
Entity Addresses [Line Items]
Entity Address, Address Line One	2625 AUGUSTINE DRIVE, SUITE 150
Entity Address, City or Town	SANTA CLARA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
Former Address
Cover [Abstract]
Entity Address, Address Line One	2625 AUGUSTINE DRIVE, SECOND FLOOR
Entity Address, City or Town	SANTA CLARA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
Entity Addresses [Line Items]
Entity Address, Address Line One	2625 AUGUSTINE DRIVE, SECOND FLOOR
Entity Address, City or Town	SANTA CLARA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054